RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7)											12 Months Ended												12 Months Ended												12 Months Ended																				12 Months Ended												12 Months Ended																								12 Months Ended						12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Commodity contract Power CAD	Dec. 31, 2012 Commodity contract Power CAD	Dec. 31, 2013 Commodity contract Gas CAD	Dec. 31, 2012 Commodity contract Gas CAD	Dec. 31, 2013 Foreign Exchange CAD	Dec. 31, 2012 Foreign Exchange CAD	Dec. 31, 2013 Interest CAD	Dec. 31, 2012 Interest CAD	Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power CAD		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power CAD		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases MWh		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power Purchases MWh		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Power Sales MWh		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Power Sales MWh		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas CAD		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases MMcf		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas Purchases MMcf		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales MMcf		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Commodity contract Gas Sales MMcf		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Foreign Exchange CAD		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Foreign Exchange CAD		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Foreign Exchange U.S. dollars USD ($)		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest CAD		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest CAD		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest Canadian dollars CAD		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest Canadian dollars CAD		Dec. 31, 2013 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)		Dec. 31, 2012 Derivative Financial Instruments Held for Trading Interest U.S. dollars USD ($)		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power CAD		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Purchases MWh		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Power Sales MWh		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas CAD		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas Purchases MMcf		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Commodity contract Gas Purchases MMcf		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange CAD		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency USD ($)		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange Cross-currency CAD		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Foreign Exchange U.S. dollars USD ($)		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Interest U.S. dollars USD ($)		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD		Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest CAD		Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest USD ($)	Dec. 31, 2013 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest Interest expense CAD	Dec. 31, 2012 Derivative Financial Instruments in Hedging Relationships Fair value hedges Interest Interest expense CAD
Fair Values
Gross derivative instruments presented on the balance sheet	507,000,000	446,000,000	415,000,000	215,000,000	73,000,000	88,000,000	5,000,000	119,000,000	14,000,000	24,000,000	265,000,000	[1],[2]	139,000,000	[1],[2]									73,000,000	[1],[2]	88,000,000	[1],[2]									0	[1],[2]	1,000,000	[1],[2]					8,000,000	[1],[2]	14,000,000	[1],[2]									150,000,000	[2],[3],[4]	76,000,000	[2],[5],[6]																																	6,000,000	[2],[3],[4]	10,000,000	[2],[5],[6]
Fair Value - Liabilities	(612,000,000)	(469,000,000)	(302,000,000)	(273,000,000)	(72,000,000)	(106,000,000)	(230,000,000)	(76,000,000)	(8,000,000)	(14,000,000)	(280,000,000)	[1],[2]	(176,000,000)	[1],[2]									(72,000,000)	[1],[2]	(104,000,000)	[1],[2]									(12,000,000)	[1],[2]	(2,000,000)	[1],[2]					(7,000,000)	[1],[2]	(14,000,000)	[1],[2]									(22,000,000)	[2],[3],[4]	(97,000,000)	[2],[5],[6]									0	[2],[3],[4]	(2,000,000)	[2],[5],[6]					(1,000,000)	[2],[3],[4]	(38,000,000)	[2],[5],[6]													(1,000,000)	[2],[3],[4]
Notional Values
Volumes															29,301,000	[1],[7]	31,135,000	[1],[7]	28,534,000	[1],[7]	31,066,000	[1],[7]					88,000	[1],[7]	83,000	[1],[7]	60,000	[1],[7]	65,000	[1],[7]																									9,758,000	[3],[4],[7]	15,184,000	[5],[6],[7]	6,906,000	[3],[4],[7]	7,200,000	[5],[6],[7]					0	[3],[4],[7]	1,000	[5],[6],[7]
Notional value																																							1,105,000,000	[1]	1,408,000,000	[6]					400,000,000	[1]	620,000,000	[1]	100,000,000	[1]	200,000,000	[6]																									100,000,000	[5],[6]	136,000,000	[5],[6]	16,000,000	[3],[4]	12,000,000	[5],[6]	350,000,000	[3],[4]	350,000,000	[5],[6]					200,000,000	350,000,000
Net gains and losses
Net unrealized (losses)/gains in the year											19,000,000	[1],[8]	(30,000,000)	[1],[9]									17,000,000	[1],[8]	2,000,000	[1],[9]									(10,000,000)	[1],[8]	(1,000,000)	[1],[9]
Net realized gains/(losses) in the year											(49,000,000)	[1],[8]	5,000,000	[1],[9]									(13,000,000)	[1],[8]	(10,000,000)	[1],[9]									(9,000,000)	[1],[8]	26,000,000	[1],[9]
Net realized gains/(losses) in the year																																																							(19,000,000)	[3],[4],[8]	(130,000,000)	[5],[6],[9]									(2,000,000)	[3],[4],[8]	(23,000,000)	[5],[6],[9]																					5,000,000	[3],[4],[8]	7,000,000	[5],[6],[9]			6,000,000	7,000,000
Fair value																																																																																											5,000,000		10,000,000

[1]	All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.
[2]	Fair value equals carrying value.
[3]	All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $5 million and a notional amount of US$200 million. In 2013, net realized gains on fair value hedges were $6 million and were included in Interest Expense. In 2013, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.
[4]	In 2013, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
[5]	In 2012, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
[6]	All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $10 million and a notional amount of US$350 million. In 2012, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2012, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.
[7]	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.
[8]	Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.
[9]	Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.